Note 23 Maturity of liabilities under insurance and reinsurance contracts (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows of liabilities under reinsurance and reinsurance contracts Line Items [Line Items]
Insurance contracts that are liabilities	€ 10,865	€ 9,951	€ 10,606
Not later than one year [member]
Cash flows of liabilities under reinsurance and reinsurance contracts Line Items [Line Items]
Insurance contracts that are liabilities	1,808	1,227	1,571
Later than one year and not later than three years [member]
Cash flows of liabilities under reinsurance and reinsurance contracts Line Items [Line Items]
Insurance contracts that are liabilities	290	950	1,197
Later than three years and not later than five years [member]
Cash flows of liabilities under reinsurance and reinsurance contracts Line Items [Line Items]
Insurance contracts that are liabilities	1,664	1,616	1,806
Later than five years [member]
Cash flows of liabilities under reinsurance and reinsurance contracts Line Items [Line Items]
Insurance contracts that are liabilities	€ 7,103	€ 6,158	€ 6,032